Exhibit 99.2
MONTHLY SERVICING STATEMENT
(Delivered pursuant to subsection 5.03 (a)
of the Indenture Supplement)

HSBC FINANCE CORPORATION, as Servicer ("HSBC Finance")
HSBC Receivables Funding Inc. I (the "Transferor")

HSBC CREDIT CARD MASTER NOTE TRUST (USA) I (the "Trust")

Class A and Class B Notes, Series 2007-1

This Certificate relates to the:
Distribution Date occurring on:	03/16/2009
Due Period beginning on:	02/01/2009
Due Period ending on:	02/28/2009
Interest Period beginning on:	02/17/2009
Interest Period ending on:	03/15/2009
Record Date:	02/28/2009

The Determination Date for the Due Period covered by this Monthly Servicing Statement shall be, the earlier of the third Business Day and the fifth calendar day (or if the fifth calendar day is not a Business Day, then the preceding Business Day) preceding the fifteenth day of the Due Period covered by this Monthly Servicing Statement.

1. Pool One information with respect to the Due Period

(a) The aggregate amount of such Collections of Principal Receivables	292,903,676.83

(b) The aggregate amount of such Collections of Finance Charge and Administrative Receivables	85,523,613.31
(i) The amount of such aggregate with respect to finance charges was equal to	52,538,902.66

(ii) The amount of such aggregate with respect to fees was equal to	8,913,417.33

(iii) The amount of such aggregate with respect to Interchange was equal to	3,733,107.72
(iv) The amount of such aggregate with respect to Recoveries was equal to	1,642,206.23
(v) The amount of such aggregate with respect to Discount Option Receivables was equal to	18,695,979.37

(c) The Defaulted Amount	39,180,727.11

(d) The Adjusted Pool One Principal Balance for such Due Period	5,242,651,848.63

(i) The aggregate amount of Principal Receivables added to Pool One, if applicable

(A) Addition Date, if applicable	N/A

(B) The aggregate amount of Principal Receivables added to Pool One on such Addition Date above	0.00
(e) The amount of Principal Receivables at the beginning of the Due Period	5,242,651,848.63
(f) The amount of Principal Receivables as of the last day of the Due Period	5,148,995,110.52

(g) Finance Charge and Administrative Receivables
(i) The amount of Finance Charge and Administrative Receivables, excluding Discount Option
Receivables, as of the last day of the Due Period	87,762,768.43
(ii) The amount of Discount Option Receivables as of the last day of the Due Period	328,659,262.37
(iii) The amount of Finance Charge and Administrative Receivables, including Discount Option
Receivables, as of the last day of the Due Period	416,422,030.80

(h) (i) The gross cash yield, [ ((b)(i)+(b)(ii)+(b)(iii)+(b)(v)) * 12 / (e) ]	19.20%
(ii) The annualized net default rate, [((c)-(b)(iv)) *12 / (e)]	8.59%
(iii) The principal payment rate, [(a)/(e)]	5.59%

(i) Transferor Amount	593,553,754.52

(j) Transferor interest percentage (Transferor Amount/aggregate Series Adjusted Invested Amount)	13.03%

(k) As of last day of the Due Period, delinquent Receivables balance $	%
30-59 days delinquent	90,602,658.56	1.63%
60-89 days delinquent	75,245,069.35	1.35%
90-119 days delinquent	71,395,888.82	1.28%
120-149 days delinquent	40,797,181.57	0.73%
150-179 days delinquent	46,768,043.42	0.84%
180 days or more delinquent	0.00	0.00%

2. Series 2007-1 information for the Due Period

(a) The series is in the following period	Revolving

(b) Investor Percentage is equal to:

for Collections of Finance Charge and Administrative Receivables	18.459015856%

for Defaulted Amount	18.459015856%

for Collections of Principal Receivables	18.459015856%

(c) Investor Finance Charge and Administrative Collections is equal to	15,786,817.34

(d) Investor Defaulted Amount is equal to	7,232,376.63

(e) Investor Principal Collections is equal to	54,067,136.15

(f) The Monthly Servicing Fee, plus unpaid Monthly Servicing Fee is equal to	1,612,903.23

(g) Finance Charge Shortfall	0.00

(h) Excess Finance Charge and Administrative Collections allocated to Series 2007-1 from
Excess Finance Charge Sharing Group One	0.00

(i) The Series Portfolio Yield is equal to	10.60996%
(j) The Base Rate is equal to	2.41494%
(k) Three month average of the Series Portfolio Yield less Base Rate	8.82615%

3. Determination of Monthly Interest for the Interest Period related to such Distribution Date
(a) LIBOR Determination Date	02/13/2009
LIBOR rate	0.46125%
The number of days in the Interest Period is equal to	27

(b) Class A Note Principal Balance - end of preceding Due Period	677,550,000.00
The Class A Note Interest Rate is equal to (LIBOR + 0.05%)	0.51125%
Interest accrual method	actual/ 360
Class A Monthly Interest is equal to	259,798.08

(c) Class B Note Principal Balance - end of preceding Due Period	72,450,000.00
The Class B Note Interest Rate is equal to (LIBOR + 0.30%)	0.76125%
Interest accrual method	actual/ 360
Class B Monthly Interest is equal to	41,364.42

4. Application of Available Investor Finance Charge and Administrative Collections and
Excess Finance Charges (Section 4.04)

a. Available Investor Finance Charge and Administrative Collections and Excess Finance
Charges and Administrative Collections for the Distribution Date is equal to	15,788,797.08

(i) The amount of Class A Monthly Interest is equal to	259,798.08

The amount of any Class A Monthly Interest previously due but not distributed is equal to	0.00

The amount of Class A Additional Interest is equal to	0.00
The amount of any Class A Additional Interest previously due but not distributed is equal to	0.00

(ii) The amount of Class B Monthly Interest is equal to	41,364.42

The amount of any Class B Monthly Interest previously due but not distributed is equal to	0.00

The amount of Class B Additional Interest is equal to	0.00
The amount of any Class B Additional Interest previously due but not distributed is equal to	0.00

(iii) The Monthly Servicing Fee, plus unpaid Monthly Servicing Fee is equal to	1,612,903.23

(iv) The Investor Defaulted Amount for such Distribution Date is equal to	7,232,376.63

(v) The amount of Investor Charge-offs reimbursed on such Distribution Date is equal to	0.00

The amount of Subordinated Principal Collections reimbursed on such Distribution Date is equal to	0.00

(vi) The amount applied to accelerate Principal pursuant to Section 5.03 is equal to	0.00

(vii) The amount equal to the excess of the Required Reserve Account Amount over
the Available Reserve Account Amount	0.00

(viii) The balance, which will constitute a portion of Excess Finance Charge and Administrative
Collections or distributed to the Transferor	6,642,354.72

5. Available Investor Principal Collections with respect to the Due Period

Investor Principal Collections	54,067,136.15

less: Subordinated Principal Collections	0.00

plus: allocated Shared Principal Collections	0.00
plus: Refunding Proceeds	0.00
plus: reallocated Investor Finance Charge and Administrative Collections	7,232,376.63
Available Investor Principal Collections is equal to	61,299,512.78

6. Balances and distributions

(a) The Class A Note Principal Balance at the close of business on such Distribution
Date (prior to giving effect to all payments on such Distribution Date) is equal to	677,550,000.00

The amount to be distributed to Class A Noteholders on such Distribution Date in
payment of principal	0.00

The Class A Note Principal Balance at the close of business on such Distribution
Date (after giving effect to all payments on such Distribution Date) is equal to	677,550,000.00

(b) The Class B Note Principal Balance at the close of business on such Distribution
Date (prior to giving effect to all payments on such Distribution Date) is equal to	72,450,000.00

The amount to be distributed to Class B Noteholders on such Distribution Date in
payment of principal	0.00

The Class B Note Principal Balance at the close of business on such Distribution
Date (after giving effect to all payments on such Distribution Date) is equal to	72,450,000.00

(c) The O/C Amount at the close of business on such Distribution Date (prior to giving effect
to all payments and adjustments on such Distribution Date) is equal to	217,741,936.00

The amount to be distributed to the O/C Holder on such Distribution Date in payment of the
Excess O/C Amount	0.00

The O/C Amount at the close of business on such Distribution Date (after giving effect to all
payments and adjustments on such Distribution Date) is equal to	217,741,936.00

The Required O/C Amount at the close of business on such Distribution Date (after giving
effect to all payments and adjustments on such Distribution Date) is equal to	217,741,936.00

(d) Investor Charge-off for such Distribution Date is equal to	0.00

(e) The Invested Amount at the close of business on such Distribution Date (after giving effect
to all payments and adjustments on such Distribution Date) is equal to	967,741,936.00

(f) The Adjusted Invested Amount at the close of business on such Distribution Date (after
giving effect to all payments and adjustments on such Distribution Date) is equal to	967,741,936.00

(g) The Principal Funding Account balance on such Distribution Date (prior to giving effect to
all payments on such Distribution Date) is equal to	0.00

The amount deposited to the Principal Funding Account on such Distribution Date	0.00

The Principal Funding Account balance on such Distribution Date (after giving effect to all
payments on such Distribution Date) is equal to	0.00

(h) The Reserve Account balance on such Distribution Date (prior to giving effect to all
payments on such Distribution Date and earnings) is equal to	3,750,000.00

Earnings retained in the Reserve Account on such Distribution Date, prior to distributions	1,979.74

The amount withdrawn from the Reserve Account on such Distribution Date	1,979.74

The amount deposited to the Reserve Account on such Distribution Date	0.00

The Reserve Account balance on such Distribution Date (after giving effect to all payments
on such Distribution Date) is equal to	3,750,000.00

(i) The amount of distribution to Class A Noteholders per $1,000 Class A Note Initial Principal Balance
in respect of interest	0.38344
in respect of principal	0.00000

(j) The amount of distribution to Class B Noteholders per $1,000 Class B Note Initial Principal Balance
in respect of interest	0.57094
in respect of principal	0.00000

7. Other

(a) Total amount to be on deposit in the Collection Account (after giving effect to allocations required to be made pursuant to the terms of all other Series now outstanding and to the payment of the Servicer's fee and funding of investor defaulted amount) prior to making
distributions on such Distribution Date is equal to	6,943,517.22

(b) The total amount which will constitute a portion of Excess Finance Charge and
Administrative Collections or be distributed from the Collection Account to the Transferor on such Distribution Date (after taking into consideration the amounts which have been
netted with respect to all Series against deposits to the Collection Account) is equal to	6,642,354.72

HSBC FINANCE CORPORATION, as Servicer
HSBC Receivables Funding Inc. I
HSBC Credit Card Master Note Trust (USA) I
Class A and Class B Notes, Series 2007-1

The undersigned, a duly authorized representative of HSBC Finance Corporation, ("HSBC Finance")
As Servicer (the "Servicer"), pursuant to the Amended and Restated Transfer and Servicing Agreement
dated as of June 30, 2006 (the "Transfer and Servicing Agreement"), by and among the Servicer,
HSBC Receivables Funding Inc. I, as Transferor, and Wilmington Trust Company, as Owner Trustee does hereby certify with respect to the information set forth below as follows:

Capitalized terms used in this Certificate shall have the respective meanings set forth in the Transfer and
Servicing Agreement.

HSBC Finance is, as of the date hereof, the Servicer under the Transfer and Servicing Agreement.

The undersigned is a Servicing Officer.

This Certificate relates to the Distribution Date occurring on March 16, 2009.

As of the date hereof, to the best knowledge of the undersigned, no Amortization Event has been deemed to have occurred on or prior to such Distribution Date.

The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Transferor, the Servicer and the Noteholders are all in accordance with the requirements of the Transfer and Servicing Agreement, Master Indenture and Indenture
Supplement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of March,
2009.

HSBC FINANCE CORPORATION

as Servicer,

By: /s/ Renee Naskrent
Title: Servicing Officer